Net impairment loss on financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	₩ (1,018,960)	₩ (1,204,013)	₩ (1,276,594)
Reversal of Impairment losees on financial assets	4,061	8,350	12,541
Net impairment loss on financial assets	(1,014,899)	(1,195,663)	(1,264,053)
Loans
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	(800,928)	(1,102,781)	(1,021,711)
Reversal of Impairment losees on financial assets	0	0	0
Net impairment loss on financial assets	(800,928)	(1,102,781)	(1,021,711)
Available-for-sale financial assets
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	(202,360)	(96,381)	(254,883)
Reversal of Impairment losees on financial assets	4,061	8,350	12,541
Net impairment loss on financial assets	(198,299)	(88,031)	(242,342)
Other financial assets
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	(15,672)	(4,851)	0
Reversal of Impairment losees on financial assets	0	0	0
Net impairment loss on financial assets	₩ (15,672)	₩ (4,851)	₩ 0